Trading assets	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Trading assets	11Trading assets

	2025	2024
	$m	$m
Treasury and other eligible bills	34,433	32,022
Debt securities	116,837	97,275
Equity securities	176,312	155,194
Trading securities	327,582	284,491
Loans and advances to banks[1]	10,913	6,123
Loans and advances to customers[1]	27,658	24,228
At 31 Dec	366,153	314,842
1Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.